united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 9/30

Date of reporting period: 3/31/23

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

JAG Large Cap Growth Fund

March 31, 2023

JAG Capital Management LLC

9841 Clayton Road

St. Louis, MO 63124

www.JAGCapitalFunds.com	855-552-4596

JAG Large Cap Growth Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2023

Average Annual Total Return through March 31, 2023* as compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Class A	13.61%	-10.82%	12.32%	7.56%	11.39%	12.00%	N/A
Class A with 5.75% load	7.09%	-15.95%	10.13%	6.29%	10.74%	11.41%	N/A
Class I	13.69%	-10.61%	12.59%	7.83%	11.67%	12.27%	N/A
Class R	13.91%	-10.29%	13.00%	N/A	N/A	N/A	6.12%
Russell 1000 Growth Total Return Index(c)	16.88%	-10.90%	18.58%	13.66%	14.59%	15.24%	10.85%
S&P 500 Total Return Index (d)	15.62%	-7.73%	18.60%	11.19%	12.24%	13.30%	9.52%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Manager and the Trust, with respect to the Fund, have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing and liquidity costs such as interest and dividends on securities sold short; taxes; underlying/acquired fund expenses; and extraordinary expenses) at 1.50%, 1.25% and 0.90% of the Fund’s average daily net assets through January 31, 2024, for Class A, Class I and Class R shares, respectively. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within three years after the fees have been waived or reimbursed if the Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of waiver or reimbursement and the expense limitation in effect at that time. Without these waivers, the Fund’s total annual operating expenses would have been 1.61%, 1.36% and 1.01% for the Fund’s Class A, Class I and Class R shares, per the latest prospectus, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and a maximum deferred sales charge of 1.00%. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-855-552-4596.

(a)	Class A and Class I commenced operations on December 22, 2011.

(b)	Class R commenced operations on February 3, 2020.

(c)	The Russell 1000 Growth Total Return Index represents an unmanaged portfolio of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index or benchmark.

(d)	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

Top 10 Holdings by Industry	% of Net Assets
Software	17.7%
Semiconductors	14.4%
Retail - Discretionary	9.0%
Internet Media & Services	7.8%
Technology Services	6.0%
Medical Equipment & Devices	5.9%
Technology Hardware	5.7%
Entertainment Content	4.1%
Biotech & Pharma	4.1%
Apparel & Textile Products	3.7%
Other / Cash & Cash Equivalents	21.6%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5%
	ADVERTISING & MARKETING - 2.8%
20,657	Trade Desk, Inc. (The), Class A(a)	$1,258,218

	APPAREL & TEXTILE PRODUCTS - 3.7%
3,703	Deckers Outdoor Corporation(a)	1,664,684

	AUTOMOTIVE - 1.7%
3,634	Tesla, Inc.(a)	753,910

	BIOTECH & PHARMA - 4.1%
1,899	Eli Lilly and Company	652,155
3,677	Vertex Pharmaceuticals, Inc.(a)	1,158,512
		1,810,667
	CHEMICALS - 1.4%
1,761	New Linde plc	625,930

	COMMERCIAL SUPPORT SERVICES - 1.3%
3,533	Waste Management, Inc.	576,480

	E-COMMERCE DISCRETIONARY - 3.5%
15,201	Amazon.com, Inc.(a)	1,570,111

	ENGINEERING & CONSTRUCTION - 3.1%
8,182	Quanta Services, Inc.	1,363,448

	ENTERTAINMENT CONTENT - 4.1%
21,411	Activision Blizzard, Inc.	1,832,567

	INSURANCE - 2.7%
946	Markel Corporation(a)	1,208,430

	INTERNET MEDIA & SERVICES - 7.8%
18,060	Alphabet, Inc., Class A(a)	1,873,364
7,328	Meta Platforms, Inc., Class A(a)	1,553,096
		3,426,460

See accompanying notes which are an integral part of these financial statements.

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.9%
8,320	DexCom, Inc.(a)	$966,618
6,467	Intuitive Surgical, Inc.(a)	1,652,124
		2,618,742
	RETAIL - CONSUMER STAPLES - 3.2%
2,889	Costco Wholesale Corporation	1,435,457

	RETAIL - DISCRETIONARY – 9.0%
2,189	Home Depot, Inc. (The)	646,018
2,895	Lululemon Athletica, Inc.(a)	1,054,330
1,473	O’Reilly Automotive, Inc.(a)	1,250,548
4,262	Tractor Supply Company	1,001,740
		3,952,636
	SEMICONDUCTORS - 14.4%
6,472	Advanced Micro Devices, Inc.(a)	634,321
1,974	ASML Holding N.V.	1,343,721
2,531	Broadcom, Inc.	1,623,738
18,676	ON Semiconductor Corporation(a)	1,537,408
13,690	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,273,444
		6,412,632
	SOFTWARE - 17.7%
3,974	Adobe, Inc.(a)	1,531,460
5,092	Cadence Design Systems, Inc.(a)	1,069,778
8,626	Microsoft Corporation	2,486,876
6,297	Salesforce, Inc.(a)	1,258,015
3,262	ServiceNow, Inc.(a)	1,515,917
		7,862,046
	TECHNOLOGY HARDWARE - 5.7%
15,387	Apple, Inc.	2,537,316

	TECHNOLOGY SERVICES - 6.0%
3,641	Gartner, Inc.(a)	1,186,129
4,066	Mastercard, Inc., Class A	1,477,625
		2,663,754

See accompanying notes which are an integral part of these financial statements.

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	WHOLESALE - DISCRETIONARY - 1.4%
8,486	Copart, Inc.(a)	$638,232

	TOTAL COMMON STOCKS (Cost $38,238,417)	44,211,720

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
239,569	First American Government Obligations Fund Class X, 4.64% (Cost $239,569)(b)	239,569

	TOTAL INVESTMENTS - 100.0% (Cost $38,477,986)	$44,451,289
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(c)	(8,794)
	NET ASSETS - 100.0%	$44,442,495

ADR	- American Depositary Receipt

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(c)	Percentage rounds to less than 0.1%

See accompanying notes which are an integral part of these financial statements.

JAG Large Cap Growth Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

ASSETS
Investment securities:
At cost	$38,477,986
At fair value	$44,451,289
Receivable for Fund shares sold	4,139
Dividends and interest receivable	6,745
Prepaid expenses	31,437
TOTAL ASSETS	44,493,610

LIABILITIES
Payable for Fund shares redeemed	666
Investment management fees payable	15,076
Distribution (12b-1) fees payable	126
Payable to related parties	17,930
Accrued expenses and other liabilities	17,317
TOTAL LIABILITIES	51,115
NET ASSETS	$44,442,495

Composition of Net Assets:
Paid in capital	$39,004,391
Accumulated earnings	5,438,104
NET ASSETS	$44,442,495

Net Asset Value Per Share:
Class A Shares:
Net Assets	$90,441
Shares of beneficial interest outstanding (a)	6,157
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$14.69
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$15.59

Class I Shares:
Net Assets	$18,850,377
Shares of beneficial interest outstanding (a)	1,220,926
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$15.44

Class R Shares:
Net Assets	$25,501,677
Shares of beneficial interest outstanding (a)	1,630,620
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$15.64

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge but may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2023

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,727)	$97,549
Interest	13,206
TOTAL INVESTMENT INCOME	110,755

EXPENSES
Investment management fees	163,136
Distribution (12b-1) fees:
Class A	124
Administration fees	46,671
Registration fees	25,585
Management services fees	21,211
Shareholder service fees	14,736
Compliance officer fees	11,053
Legal fees	9,806
Trustees fees and expenses	7,293
Audit fees	6,782
Printing and postage expenses	2,105
Custodian fees	1,562
Insurance expense	910
Custody overdraft fees	179
Other expenses	1,285
TOTAL EXPENSES	312,438

Less: Fees waived by the Manager	(93,230)
NET EXPENSES	219,208

NET INVESTMENT LOSS	(108,453)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from:
Investments and foreign currency transactions	(178,398)
Net change in unrealized appreciation on:
Investments	5,685,041

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	5,506,643

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,398,190

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2023	September 30, 2022
FROM OPERATIONS	(Unaudited)
Net investment loss	$(108,453)	$(391,997)
Net realized gain (loss) from investments and foreign currency transactions	(178,398)	1,973,866
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	5,685,041	(19,466,673)
Net increase (decrease) in net assets resulting from operations	5,398,190	(17,884,804)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class A	(1,314)	(38,585)
Class I	(297,752)	(9,514,267)
Class R	(311,161)	(2,206,301)
Net decrease in net assets from distributions to shareholders	(610,227)	(11,759,153)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	14,000	58,655
Class I	342,503	2,637,085
Class R	14,845,796	2,552,821
Net asset value of shares issued in reinvestment of distributions:
Class A	1,315	38,585
Class I	223,481	4,606,116
Class R	163,478	2,206,301
Payments for shares redeemed:
Class A	(112,009)	(33,831)
Class I	(13,333,096)	(11,173,944)
Class R	(2,357,327)	(1,764,086)
Net decrease in net assets from shares of beneficial interest	(211,859)	(872,298)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,576,104	(30,516,255)

NET ASSETS
Beginning of Period/Year	39,866,391	70,382,646
End of Period/Year	$44,442,495	$39,866,391

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2023	September 30, 2022
SHARE ACTIVITY	(Unaudited)
Class A:
Shares Sold	994	3,373
Shares Reinvested	97	2,014
Shares Redeemed	(8,124)	(2,010)
Net increase (decrease) in shares of beneficial interest outstanding	(7,033)	3,377

Class I:
Shares Sold	24,193	146,984
Shares Reinvested	15,694	229,617
Shares Redeemed	(940,060)	(663,620)
Net decrease in shares of beneficial interest outstanding	(900,173)	(287,019)

Class R:
Shares Sold	1,030,228	154,537
Shares Reinvested	11,345	109,115
Shares Redeemed	(160,204)	(89,892)
Net increase in shares of beneficial interest outstanding	881,369	173,760

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period Presented

	Class A

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31,		September 30,		September 30,		September 30,		September 30,		September 30,
	2023		2022		2021		2020		2019		2018
	(Unaudited)
Net asset value, beginning of period/year	$13.14		$22.62		$20.73		$17.17		$20.94		$19.15
Income (loss) from investment operations:
Net investment loss (1)	(0.07)		(0.17)		(0.23)		(0.16)		(0.08	) (6)	(0.18)
Net realized and unrealized gain (loss) on investments	1.84		(5.29)		4.90		5.24		(1.44)		4.67
Total from investment operations	1.77		(5.46)		4.67		5.08		(1.52)		4.49
Less distributions from:
Net realized gains	(0.22)		(4.02)		(2.78)		(1.52)		(2.25)		(2.70)
Total distributions	(0.22)		(4.02)		(2.78)		(1.52)		(2.25)		(2.70)
Net asset value, end of period/year	$14.69		$13.14		$22.62		$20.73		$17.17		$20.94
Total return (2)	13.61	% (9)	(29.72)%		23.97%		31.81%		(5.74)%		26.17%
Net assets, at end of period/year (000s)	$90		$173		$222		$2,206		$2,553		$2,803
Ratio of gross expenses to average net assets (3)(4)	1.78	% (8)	1.61	% (7)	1.59	% (7)	1.67	% (7)	1.73	% (7)	1.75%
Ratio of net expenses to average net assets (4)	1.50	% (8)	1.51	% (7)	1.51	% (7)	1.51	% (7)	1.50	% (7)	1.51%
Ratio of net investment loss to average net assets (4)(5)	(1.03	)% (8)	(1.04	)% (7)	(1.13	)% (7)	(0.91	)% (7)	(0.48	)% (7)	(0.97)%
Portfolio Turnover Rate	47	% (9)	78%		72%		113%		129%		125%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended September 30, 2019, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Excluding interest expense, the following ratios would have been:

	September 30,	September 30,	September 30,	September 30,
	2022	2021	2020	2019
Gross expenses to average net assets	1.60%	1.58%	1.66%	1.74%
Net expenses to average net assets	1.50%	1.50%	1.50%	1.50%
Net investment loss to average net assets	(1.03)%	(1.12)%	(0.90)%	(0.48)%

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period Presented

	Class I

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31,		September 30,		September 30,		September 30,		September 30,		September 30,
	2023		2022		2021		2020		2019		2018
	(Unaudited)
Net asset value, beginning of period/year	$13.79		$23.49		$21.38		$17.62		$21.37		$19.45
Income (loss) from investment operations:
Net investment loss (1)	(0.05)		(0.14)		(0.20)		(0.12)		(0.04)		(0.14)
Net realized and unrealized gain (loss) on investments	1.92		(5.54)		5.09		5.40		(1.46)		4.76
Total from investment operations	1.87		(5.68)		4.89		5.28		(1.50)		4.62
Less distributions from:
Net realized gains	(0.22)		(4.02)		(2.78)		(1.52)		(2.25)		(2.70)
Total distributions	(0.22)		(4.02)		(2.78)		(1.52)		(2.25)		(2.70)
Net asset value, end of period/year	$15.44		$13.79		$23.49		$21.38		$17.62		$21.37
Total return (2)	13.69	% (9)	(29.52)%		24.30%		32.15%		(5.51)%		26.46	% (6)
Net assets, at end of period/year (000s)	$18,850		$29,248		$56,561		$50,990		$59,517		$64,570
Ratio of gross expenses to average net assets (3)(4)	1.53	% (8)	1.36	% (7)	1.34	% (7)	1.42	% (7)	1.48	% (7)	1.50%
Ratio of net expenses to average net assets (4)	1.25	% (8)	1.26	% (7)	1.26	% (7)	1.26	% (7)	1.25	% (7)	1.26%
Ratio of net investment loss to average net assets (4)(5)	(0.74	)% (8)	(0.79	)% (7)	(0.88	)% (7)	(0.66	)% (7)	(0.20	)% (7)	(0.73)%
Portfolio Turnover Rate	47	% (9)	78%		72%		113%		129%		125%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Excluding interest expense, the following ratios would have been:

	September 30,	September 30,	September 30,	September 30,
	2022	2021	2020	2019
Gross expenses to average net assets	1.35%	1.33%	1.41%	1.49%
Net expenses to average net assets	1.25%	1.25%	1.25%	1.25%
Net investment loss to average net assets	(0.78)%	(0.87)%	(0.65)%	(0.20)%

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period Presented

	Class R

	Six Months Ended		Year Ended		Year Ended		Period Ended
	March 31,		September 30,		September 30,		September 30,
	2023		2022		2021		2020 (1)
	(Unaudited)
Net asset value, beginning of period/year	$13.94		$23.63		$21.43		$17.85
Income (loss) from investment operations:
Net investment loss (2)	(0.02)		(0.08)		(0.12)		(0.04)
Net realized and unrealized gain (loss) on investments	1.94		(5.59)		5.10		3.62
Total from investment operations	1.92		(5.67)		4.98		3.58
Less distributions from:
Net realized gains	(0.22)		(4.02)		(2.78)		—
Total distributions	(0.22)		(4.02)		(2.78)		—
Net asset value, end of period/year	$15.64		$13.94		$23.63		$21.43
Total return (3)	13.91	% (9)	(29.27)%		24.70%		20.06	% (9)
Net assets, at end of period/year (000s)	$25,502		$10,445		$13,599		$9,158
Ratio of gross expenses to average net assets (4)(5)	1.18	% (8)	1.02	% (7)	0.99	% (7)	1.07	% (7)(8)
Ratio of net expenses to average net assets (5)	0.90	% (8)	0.91	% (7)	0.91	% (7)	0.91	% (7)(8)
Ratio of net investment loss to average net assets (5)(6)	(0.33	)% (8)	(0.42	)% (7)	(0.53	)% (7)	(0.31	)% (7)(8)
Portfolio Turnover Rate	47	% (9)	78%		72%		113	% (9)

(1)	Class R shares commenced operations on February 3, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Excluding interest expense, the following ratios would have been:

	September 30,	September 30,	September 30,
	2022	2021	2020
Gross expenses to average net assets	1.01%	0.98%	1.06%
Net expenses to average net assets	0.90%	0.90%	0.90%
Net investment loss to average net assets	(0.43)%	(0.52)%	(0.30)%

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2023

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-four series. These financial statements pertain to the following series: JAG Large Cap Growth Fund (the “Fund”). The Fund is a separate diversified series of the Trust. JAG Capital Management LLC (the “Manager”), acts as manager to the Fund.

The Fund currently offers three classes of shares: Class A, Class I and Class R shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Class A and Class I commenced operations on December 22, 2011. Class R shares commenced operations on February 3, 2020. The Fund’s investment objective is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies, including FASB Accounting Standards Update (“ASU”) 2013-08.

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

JAG Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2023, for the Fund’s assets and liabilities measured at fair value:

Assets

Security
Classifications (a)	Level 1	Level 2	Level 3	Totals
Common Stocks	$44,211,720	$—	$—	$44,211,720
Short-Term Investment	239,569	—	—	239,569
Total	$44,451,289	$—	$—	$44,451,289

(a)	As of and during the six months ended March 31, 2023, the Fund held no securities that were considered to be “Level 3” securities. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

b)       Federal Income Tax – The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the six months ended March 31, 2023, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of March 31, 2023, the Fund did not incur any interest or penalties. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2020 – September 30, 2022 or expected to be taken in the Fund’s September 30, 2023 tax returns. The tax filings are open for examination by applicable taxing authorities, U.S. federal, Ohio, and foreign jurisdictions. No examination of the Fund’s tax returns is presently in progress.

JAG Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

c)       Distribution to Shareholders – Distributions of net investment income and capital gains to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date and distributed on an annual basis.

d)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

e)       Other – Investment and shareholder transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on debt securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g)       Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

h)       Sales Charges (loads) – A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the six months ended March 31, 2023, there were no CDSC fees paid.

i)       Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates as such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

j)       Cash and cash equivalents – The Fund considers its investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

JAG Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

(2)	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2023, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$19,345,044	$19,589,138

(3)	INVESTMENT MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

JAG Capital Management LLC acts as investment manager to the Fund pursuant to the terms of a management agreement (the “Management Agreement”) with the Trust on behalf of the Fund. Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 0.80% of average net assets, such fee to be computed daily based upon daily net assets of the Fund. The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended March 31, 2023, management fees of $163,136 were incurred by the Fund, before the waiver and reimbursement described below.

The Manager and the Trust, with respect to the Fund, have entered into an expense limitation agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing and liquidity costs such as interest and dividends on securities sold short; taxes; underlying/acquired fund expenses; and extraordinary expenses) at 1.50%, 1.25% and 0.90% for Classes A, I and R, respectively, of the Fund’s average daily net assets through January 31, 2024 (the “Expense Limitation Agreement”). Each waiver or reimbursement by the Manager is subject to recoupment within three years after the fees have been waived or reimbursed, if such recoupment may be achieved without exceeding the lesser of the expense limitation in place at the time of waiver or reimbursement and the expense limitation in effect at that time.

For the six months ended March 31, 2023, the Manager waived management fees in the amount of $93,230. As of September 30, 2022, the Manager may recapture $105,524 before September 30, 2023, $90,068 before September 30, 2024 and $104,529 before September 30, 2025, subject to the terms of the Expense Limitation Agreement.

Pursuant to the Management Services Agreement between the Trust and MFund, MFund provides the Fund with various management and legal administrative services (the “Management Services Agreement”). For these services, the Fund pays MFund as of the last day of each month an annualized asset-based fee based upon net assets. In addition, the Fund reimburses MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amount due to MFund for the Management Services Agreement is listed in the Statement of Assets and Liabilities under “Payable to related parties” and the amount accrued for the year is shown in the Statement of Operations under “Management service fees.”

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Fund. For these services, the Fund pays MFund as of the last day of each month an annualized base fee plus an annualized asset-based fee based upon net assets. In addition, the Fund reimburses MFund for any reasonable out- of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amount due to MFund for chief compliance officer services is listed in the Statement of Assets and Liabilities under “Compliance officer fees payable” and the amount accrued for the year is shown in the Statement of Operations under “Compliance officer fees.”

JAG Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

A trustee is the controlling member of MFund and of AlphaCentric Advisors LLC and Catalyst Capital Advisors LLC (investments managers to other series of the Trust) and is not paid any fees directly by the Trust for serving in such capacities

Northern Lights Distributors, LLC, (“Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an Underwriting Agreement with the Trust. For the six months ended March 31, 2023, the Distributor received $38 in underwriter commissions from the sale of Class A shares and Class R shares of the Fund.

Ultimus Fund Solutions, LLC (“UFS “), an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from the Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Blu Giant, LLC (“Blu Giant” ) – Blu Giant, an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain Officers of the Trust are also employees of UFS and are not paid any fees directly by the Fund for serving in such capacity.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1(the “Plan”), under the 1940 Act for Class A shares and Class R shares that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and Class R shares, based on average daily net assets of each class. Class A shares and Class R shares are currently paying 0.25% and 0.00% per annum of 12b-1 fees, respectively. The Trust has not adopted a plan for Class I. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse the Distributor and the Manager for distribution related expenses.

(4)	TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $38,251,693 for the Fund and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$5,973,304
Unrealized depreciation:	(13,277)
Net unrealized appreciation:	$5,960,027

The tax character of fund distributions paid for the year ended September 30, 2022 and September 30, 2021 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2022	September 30, 2021
Ordinary Income	$3,019,609	$451,996
Long-Term Capital Gain	8,739,544	7,484,754
	$11,759,153	$7,936,750

JAG Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

As of September 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$—	$610,066	$(234,911)	$—	$—	$274,986	$650,141

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $234,911.

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2022 as follows:

Paid In	Distributable
Capital	Earnings	Net Assets
$39,216,250	$650,141	$39,866,391

(5)	BENEFICIAL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2023 the shareholders listed below held more than 25% of the Fund and may be deemed to control the Fund.

Owner
National Financial Services LLC (1)	33%
Pershing LLC (1)	26%

(1)	These owners are comprised of multiple investors and accounts.

(6)	SECTOR EXPOSURE RISK

Sector exposure risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

(7)	SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

JAG Large Cap Growth Fund
EXPENSE EXAMPLE (Unaudited)
March 31, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 through March 31, 2023.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) . Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	101/22	3/31/23	10/1/22 – 3/31/23	10/1/22 – 3/31/23
Class A	$1,000.00	$1,136.10	$7.99	1.50%
Class I	1,000.00	1,136.90	6.66	1.25%
Class R	1,000.00	1,139.10	4.80	0.90%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/22	3/31/23	10/1/22– 3/31/23	10/1/22– 3/31/23
Class A	$1,000.00	$1,017.45	$7.54	1.50%
Class I	1,000.00	1,018.70	6.29	1.25%
Class R	1,000.00	1,020.44	4.53	0.90%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

JAG Large Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2023

Approval of the Renewal of the Management Agreement between the Trust and JAG Capital Management LLC with respect to JAG Large Cap Growth Fund

At a meeting held on February 13, 2023, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, each an “Independent Trustee” and collectively the “Independent Trustees”) discussed the renewal of the management agreement (the “Management Agreement”) between the Trust and JAG Capital Management LLC (“JAG”), with respect to JAG Large Cap Growth Fund (the “JAG Large Cap”).

The Board examined JAG’s responses to a series of questions regarding, among other things, its management services provided to JAG Large Cap, comparative fee and expense information, and profitability from managing JAG Large Cap. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Management Agreement.

Nature, Extent and Quality of Services. The Board reviewed the experience and credentials of JAG’s personnel responsible for the day-to-day management of JAG Large Cap. The Board noted that JAG’s team included personnel with excellent academic and professional credentials that continued to be led by a long-time management team dedicated to the success of JAG Large Cap. The Board noted JAG’s investment and operational staff monitored JAG Large Cap’s portfolio daily and JAG’s investment team held formal meetings twice weekly. The Board discussed that JAG’s sell discipline closely monitored any sell triggers that warranted additional review. The Board remarked that JAG reported no material compliance, regulatory or litigation issues or any material data security incidents since the most recent renewal of the Management Agreement. The Board acknowledged that JAG had taken steps to enhance its cybersecurity policies, procedures and systems, including certain upgrades. The Board concluded that the services provided by JAG were satisfactory and in-line with its expectations.

Performance. The Board discussed that JAG Large Cap had underperformed its peer group, Morningstar category and the Russell 1000 Growth Index over the 1-year, 3-year and 5-year periods. The Board reviewed JAG’s explanation that KAR Large Cap’s underperformance was attributable to security selection decisions and their performance over the short-term. The Board considered that JAG believed that its security selection decisions were key components of long-term positive performance and remained confident in the long-term efficacy of those decisions. The Board noted that JAG did not intend to make any changes to JAG Large Cap’s investment strategy because of the short-term underperformance. After further discussion, the Board concluded that JAG should be afforded an opportunity to manage Large Cap through a full market cycle.

Fees and Expenses. The Board recognized that JAG’s 0.80% management fee for JAG Large Cap was equal to the median of its Morningstar category and that its 1.25% net expense ratio was in line with the average of the Morningstar category. The Board noted that the management fee and expense ratio were higher than the median and average of the peer group but well below the highs of each. The Board concluded that the management fee for JAG Large Cap was not unreasonable.

Profitability. The Board observed that JAG had waived a portion of its management fee in order to reduce Fund operating expenses. They noted that based on the information JAG provided, JAG was managing JAG Large Cap at a loss. The Board concluded therefore that excessive profitability was not an issue for JAG at this time.

Economies of Scale. The Board considered whether JAG had realized economies of scale with respect to the management of JAG Large Cap and concluded that, based on the current asset level of JAG Large Cap, breakpoints did not appear warranted. The Board agreed that although JAG did not appear to be benefiting from material economies of scale, the expense limitation provided by JAG was a benefit to shareholders, and that the Board would review the topic as the JAG Large Cap grew in size.

JAG Large Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
March 31, 2023

Conclusion. Having requested and received information from JAG as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Management Agreement was in the best interests of JAG Large Cap Fund and its shareholders.

JAG Large Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
March 31, 2023

Proxy Voting Policy and Portfolio Holdings

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. The Fund’s Form N-PORT is available on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-552-4596; and on the Commission’s website at http://www.sec.gov.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. August 2021

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

	Alpha Centric	844-223-8637
	Catalyst	866-447-4228
QUESTIONS?	Day Hagan	877-329-4246
CALL	Empiric	888-839-7424
	Eventide	877-771-3836
	JAG	855-552-4596

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Mutual Fund Series Trust
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

MANAGER
JAG Capital Management LLC
9841 Clayton Road
St. Louis, MO 63124

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

DISTRIBUTOR
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave.,
Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Dr.
Milwaukee, WI 53212

JAG-SAR23

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Company. Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holder. None.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Michael Schoonover	/s/ Michael Schoonover
Principal Executive Officer/President,
Date: 06/02/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Michael Schoonover	/s/ Michael Schoonover _
Principal Executive Officer/President
Date: 06/02/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Principal Financial Officer/Treasurer
Date: 06/02/2023